Note 4 - Summary of Significant Accounting Policies (Details Textual) - USD ($) shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 01, 2017
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ 200,000	$ 200,000	$ 500,000	$ 100,000
Liability for Contingent Milestone Payment, Noncurrent	$ 15,000,000		$ 15,000,000	$ 15,000,000
Number of Shares of Common Stock Potentially Issuable upon the Exercise of Stock Options and Warrants (in shares)	6,500	5,100	6,500	4,800
Deerfield Loan [Member]
Liability for Contingent Milestone Payment, Noncurrent			$ 15,000,000	$ 15,000,000
Deerfield Loan [Member] | Exchange and Termination Agreement [Member] | Deerfield Management, L.P. [Member]
Liability for Contingent Milestone Payment, Noncurrent					$ 15,000,000